Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Components Of Income Tax Expense [Line Items]
Deferred tax expense income recognized in the income statement	$ (702)	$ 118	$ 616
Recognised Deferred tax assets	$ 1,717	$ 1,959
Long term bond rate	3.20%	3.20%
North West Shelf Project [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 7,428	$ 6,523
Temporary Difference Pluto Quarantined Exploration Expenditure [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	872	189
Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Recognised Deferred tax assets	333	93
Temporary Difference Wheatstone [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	758	831
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Increase decrease in the deferred tax asset after tax	446
Increase (decrease) in deferred tax asset	637	1,362
Trion [member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deferred tax expense income recognized in the income statement	319
USA Tax Consolidation Group [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	232	250
Recognised Deferred tax assets	1,248	1,371
Other Than Australia And The USA [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	763	1,061
Outside Of The USA TCG [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 189	$ 146